Related Party Balances and Transactions - Schedule of Related Party Balances and Transactions (Details) - Related Party [Member] - USD ($)		Mar. 31, 2025		Mar. 31, 2024
Schedule of Related Party Balances and Transactions [Line items]
Due from related parties		$ 69,514		$ 870,315
Less: allowance for expected credit loss				(74,391)
Due from shareholders		413,350
Due to shareholders		628,076		68,954
Less: allowance for expected credit loss
Mr. Hui Zhang [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due from related parties	[1]	552
Due to related parties		8,511	[1]	8,554
Shenzhen Botan Technology Co., Ltd [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due from related parties	[2],[3]	68,962		870,315
Related Party [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due from related parties		69,514		795,924
Due to related parties		19,928		9,276
Mr. Yue Zhu [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due from shareholders	[2],[4]	400,406
Due to shareholders	[4]			60,816
Barton Holding Group Co., LTD [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due from shareholders	[2],[5]	1,189
Lianhe Holdings Group Limited [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due from shareholders	[2],[5]	1,369
Lianyue Holding Group Limited [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due from shareholders	[2],[5]	1,369
Hezhong Holding Limited [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due from shareholders	[2],[5]	1,853
Pengxu Holdings Limited [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due from shareholders	[2],[5]	1,189
Centralpower Digital Technology CO., LTD [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due from shareholders	[2],[5]	1,853
Centraltec Intelligence Technology Co., LTD [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due from shareholders	[2],[5]	1,369
Lianyu Holding Group Limited [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due from shareholders	[2],[5]	1,853
Lianhe Digits Technology Holding CO., LTD [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due from shareholders	[2],[5]	900
Mr. Xin He [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due to related parties	[6]			555	[1]
Mr. Chuanbo Zhu [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due to related parties	[7]	166		167
Lianhe Techonology Co. Ltd.[Member]
Schedule of Related Party Balances and Transactions [Line items]
Due to related parties	[8]	11,251
Mr. Dengyao Jia [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due to shareholders	[9]	535,824
Hainan Lianhe Enterprise Management Group Co., Ltd. [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due to shareholders	[10]	$ 92,252		$ 8,138

[1]	Mr. Hui Zhang is the legal representative of Taiyuan branch of Shenzhen Sowell.
[2]	As of July 31, 2025, the amount due from related parties and shareholders has been settled.
[3]	Shenzhen Botan Technology Co., Ltd. is wholly owned by Mr. Chuanbo Zhu, the chief executive officer of Shenzhen Sowell Digital.
[4]	Mr. Yue Zhu is CEO director and a shareholder of the Company.
[5]	These companies are the shareholders of the Company.
[6]	Mr. Xin He was a director of Wuxi Sowell. Mr. Xin He was no longer a related party to the Company due to the disposal of Wuxi Sowell from December 31, 2024.
[7]	Mr. Chuanbo Zhu is chief executive officer of Shenzhen Sowell Digital.
[8]	Lianhe Technology Co., Ltd. is controlled by Mr. Dengyao Jia, a shareholder of the Company.
[9]	Mr. Dengyao Jia is a shareholder of the Company.
[10]	Hainan Lianhe Enterprise Management Group Co., Ltd. is a shareholder of the Company.